                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS I SHARES PROSPECTUS (THE "PROSPECTUS")
               FOR THE HARTFORD MUTUAL FUNDS, DATED JULY 31, 2006

This supplement amends the Prospectus of the Hartford Mutual Funds dated July 31, 2006.

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes are being made to the Prospectus:

THE HARTFORD EQUITY INCOME FUND

Effective November 1, 2006, the current voluntary management fee waiver in place for the fund is being reduced. Accordingly, as of November 1, 2006, under the heading "The Hartford Equity Income Fund, Your Expenses," on page 13 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses are 0.99%.

Effective November 1, 2006, the current voluntary cap on total annual operating expenses in place for the fund is being increased. Accordingly, on the same page, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%. This policy may be discontinued at any time.

THE HARTFORD FLOATING RATE FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund is being discontinued, and a permanent cap on the total annual operating expenses is being put in place. Accordingly, effective November 1, 2006, under the heading "The Hartford Floating Rate Fund, Your Expenses," on page 16 of the Prospectus, the footnote anchor next to the line item "Management fees" in the Shareholder Fees and Annual Operating Expenses table is deleted, and the text of footnote 1 is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

THE HARTFORD GLOBAL HEALTH FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Health Fund, Your Expenses," on page 20 of the

Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                 CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                           None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                    None
   Exchange fees                                   None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                             0.90%
   Distribution and service (12b-1) fees           None
   Other expenses(2)                              0.46%
   Total annual operating expenses(1)(2)(3)       1.36%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $  138
   Year 3                                      $  431
   Year 5                                      $  745
   Year 10                                     $1,635

THE HARTFORD INFLATION PLUS FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Inflation Plus Fund, Your Expenses," on page 30 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.60%. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 3 is added to the Shareholder Fees and Annual Operating Expenses table:

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.48% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses are 0.65%.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Capital Appreciation Fund, Your Expenses," on page 33 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.90%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.52%
   Total annual operating expenses(1)(2)(3)     1.42%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)           CLASS I
   Year 1                                       $  145
   Year 3                                       $  449
   Year 5                                       $  776
   Year 10                                      $1,702

THE HARTFORD TOTAL RETURN BOND FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford Total Return Bond Fund, Your Expenses," on page 43 of the Prospectus, the Shareholder

Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.55%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.36%
   Total annual operating expenses(1)(2)(3)     0.91%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.63% to 0.55%.

(2) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $   93
   Year 3                                      $  290
   Year 5                                      $  504
   Year 10                                     $1,120

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Aggressive Growth Allocation Fund, Your Expenses," on page 50 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.15%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.40%
   Underlying Fund fees and expenses            0.96%
   Total annual operating expenses(1)(2)(3)     1.51%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $  154
   Year 3                                      $  477
   Year 5                                      $  824
   Year 10                                     $1,802

THE HARTFORD GROWTH ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Growth Allocation Fund, Your Expenses," on page 54 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.15%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.27%
   Underlying Fund fees and expenses            0.91%
   Total annual operating expenses(1)(2)(3)     1.33%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $  135
   Year 3                                      $  421
   Year 5                                      $  729
   Year 10                                     $1,601

THE HARTFORD BALANCED ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Balanced Allocation Fund, Your Expenses," on page 59 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.15%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.21%
   Underlying Fund fees and expenses            0.85%
   Total annual operating expenses(1)(2)(3)     1.21%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $  123
   Year 3                                      $  384
   Year 5                                      $  665
   Year 10                                     $1,466

THE HARTFORD CONSERVATIVE ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Conservative Allocation Fund, Your Expenses," on page 63 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.15%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.18%
   Underlying Fund fees and expenses            0.81%
   Total annual operating expenses(1)(2)(3)     1.14%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class I shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.10%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $  116
   Year 3                                      $  362
   Year 5                                      $  628
   Year 10                                     $1,386

THE HARTFORD INCOME ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Allocation Fund, Your Expenses," on page 67 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                               CLASS I
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(1)                           0.15%
   Distribution and service (12b-1) fees         None
   Other expenses(2)                            0.31%
   Underlying Fund fees and expenses            0.72%
   Total annual operating expenses(1)(2)(3)     1.18%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year. This undertaking may be amended or withdrawn at any time.

(3) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeemed your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)          CLASS I
   Year 1                                      $  120
   Year 3                                      $  375
   Year 5                                      $  649
   Year 10                                     $1,432

REVISED MANAGEMENT FEE SCHEDULES FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Global Health, International Capital Appreciation, Total Return Bond, Aggressive Growth Allocation, Growth Allocation, Balanced Allocation, Conservative Allocation and Income Allocation, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 75-76 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $250 million                                            1.00%
   Next $250 million                                             0.95%
   Next $500 million                                             0.90%
   Amount Over $1 billion                                        0.85%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $100 million                                            1.00%
   Next $150 million                                             0.80%
   Amount Over $250 million                                      0.70%

GLOBAL HEALTH FUND AND INTERNATIONAL CAPITAL APPRECIATION FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.90%
   Next $500 million                                             0.85%
   Amount Over $1 billion                                        0.80%

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $250 million                                            0.85%
   Next $250 million                                             0.80%
   Next $500 million                                             0.75%
   Next $500 million                                             0.70%
   Amount Over $1.5 billion                                      0.65%

CAPITAL APPRECIATION FUND AND EQUITY INCOME FUND(1)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.80%
   Next $500 million                                             0.70%
   Amount Over $1 billion                                        0.65%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.75%
   Next $500 million                                             0.65%
   Amount Over $1 billion                                        0.60%

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.65%
   Next $4.5 billion                                             0.60%
   Next $5 billion                                               0.58%
   Amount Over $10 billion                                       0.57%

INFLATION PLUS FUND(2)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.60%
   Next $4.5 billion                                             0.55%
   Next $5 billion                                               0.53%
   Amount Over $10 billion                                       0.52%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

TOTAL BOND RETURN FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.55%
   Next $500 million                                            0.525%
   Next $4 billion                                               0.50%
   Next $5 billion                                               0.48%
   Amount Over $10 billion                                       0.47%

AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
   First $500 million                                            0.15%
   Amount Over $500 million                                      0.10%

CLASS I TICKER SYMBOLS

In the section of the Prospectus entitled "Fund Code, CUSIP Number and Symbol," the following ticker symbols are added to the table on page 112:

NAME                                                          SYMBOL
----                                                          ------
The Hartford Capital Appreciation Fund                        ITHIX
The Hartford Capital Appreciation II Fund                     HCTIX
The Hartford Dividend and Growth Fund                         HDGIX
The Hartford Equity Income Fund                               HQIIX
The Hartford Floating Rate Fund                               HFLIX
The Hartford Global Health Fund                               HGHIX
The Hartford Growth Fund                                      HGWJX
The Hartford Growth Opportunities Fund                        HGOIX
The Hartford Inflation Plus Fund                              HIPIX
The Hartford International Capital Appreciation Fund          HNCJX
The Hartford Small Company Fund                               IHSIX
The Hartford SmallCap Growth Fund                             HSLIX
The Hartford Total Return Bond Fund                           ITBIX
The Hartford Value Opportunities Fund                         HVOIX
The Hartford Aggressive Growth Allocation Fund                HAAIX
The Hartford Growth Allocation Fund                           HRAIX
The Hartford Balanced Allocation Fund                         HBAIX
The Hartford Conservative Allocation Fund                     HCVIX
The Hartford Income Allocation Fund                           HINIX

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.